UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hillman Capital Management, Inc.
            7501 Wisconsin Avenue
            Suite 1100 E
            Bethesda, MD 20814

Form 13F File Number:   028-11091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hillman
Title:      President
Phone:      240-744-4510

Signature, Place, and Date of Signing:


     /s/ Mark A. Hillman         Bethesda, Maryland           August 14, 2009
     ----------------------      ----------------------       -----------------
     [Signature]                 [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      47
                                                  -----------------------

Form 13F Information Table Value Total:              $ 369,286 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)    (ITEM 7)              (ITEM 8)
----------------------------------------------------------------------------------------------------------------------------------
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                       -----------------       -----------------------------------
          NAME          TITLE                    FAIR      SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER         SOLE      SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C)   MGR     (A)        (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- ----- --------- ------------ ------------
3M CO COM              COMMON   88579Y101         1,254        20,859    X                         7,959            0       12,900
A T & T INC (NEW)      COMMON   00206R102        14,894       599,591    X                       266,074            0      333,517
ADOBE SYS INC COM      COMMON   00724F101        18,683       660,193    X                       314,059            0      346,134
AETNA INC NEW COM      COMMON   00817Y108        15,502       618,846    X                       296,332            0      322,514
ALLSTATE CORP COM      COMMON   020002101         1,234        50,571    X                        20,971            0       29,600
AMERICAN ELECTRIC POW  COMMON   025537101         1,387        48,009    X                        19,009            0       29,000
AMERICAN EXPRESS CO    COMMON   025816109         1,164        50,065    X                        20,965            0       29,100
AMGEN INC COM          COMMON   031162100         1,300        24,555    X                         8,755            0       15,800
BEST BUY INC COM       COMMON   086516101         1,258        37,563    X                        14,738            0       22,825
BLACK & DECKER CORP C  COMMON   091797100         1,127        39,317    X                        15,917            0       23,400
BOEING CO COM          COMMON   097023105        15,888       373,828    X                       159,248            0      214,580
CAMPBELL SOUP CO COM   COMMON   134429109         1,317        44,780    X                        17,080            0       27,700
CISCO SYS INC COM      COMMON   17275R102         1,205        64,620    X                        23,820            0       40,800
CLOROX CO COM          COMMON   189054109         1,283        22,983    X                         8,483            0       14,500
CORNING INC COM        COMMON   219350105        17,289     1,076,514    X                       502,738            0      573,776
DISNEY WALT PRODTNS    COMMON   254687106         1,215        52,080    X                        21,480            0       30,600
DU PONT E I DE NEMOUR  COMMON   263534109        14,894       581,343    X                       270,679            0      310,664
EXXON MOBIL CORP COM   COMMON   30231G102        15,331       219,298    X                        96,486            0      122,812
FEDEX CORP COM         COMMON   31428X106         1,292        23,228    X                         9,917            0       13,311
GENERAL ELEC CO        COMMON   369604103        16,231     1,384,936    X                       683,969            0      700,967
GOLDMAN SACHS GROUP I  COMMON   38141G104        19,550       132,598    X                        64,982            0       67,616
GOODRICH CORP COM      COMMON   382388106        18,758       375,387    X                       172,911            0      202,476
GOOGLE INC CL A        COMMON   38259P508         1,289         3,058    X                         1,193            0        1,865
HARLEY DAVIDSON INC C  COMMON   412822108         1,200        74,038    X                        27,638            0       46,400
HEINZ H J CO COM       COMMON   423074103         1,264        35,418    X                        13,818            0       21,600
HEWLETT PACKARD CO CO  COMMON   428236103        17,201       445,040    X                       207,737            0      237,303
HONEYWELL INTL INC CO  COMMON   438516106         1,182        37,651    X                        15,151            0       22,500
I B M                  COMMON   459200101         1,244        11,913    X                         4,613            0        7,300
INGERSOLL-RAND COMPAN  COMMON   G4776G101        16,943       810,666    X                       330,809            0      479,857
JOHNSON & JOHNSON      COMMON   478160104         1,238        21,791    X                         8,191            0       13,600
JP MORGAN CHASE & CO   COMMON   46625H100        17,931       525,683    X                       269,817            0      255,866
MCCORMICK & CO INC CO  COMMON   579780206        16,941       520,794    X                       231,357            0      289,437
MERCK & CO INC         COMMON   589331107         1,450        51,870    X                        21,570            0       30,300
MICROSOFT              COMMON   594918104        18,751       788,850    X                       352,796            0      436,054
ORACLE SYS CORP        COMMON   68389X105         1,426        66,567    X                        26,267            0       40,300
PFIZER INC             COMMON   717081103        16,094     1,072,945    X                       479,352            0      593,593
PUTNAM PREMIER INCOME  MUTUAL   746853100            50        10,116    X                        10,116            0            0
STARBUCKS CORP COM     COMMON   855244109        18,832     1,355,791    X                       647,592            0      708,199
SYSCO CORP COM         COMMON   871829107        15,856       705,326    X                       322,298            0      383,028
TEXAS INSTRS INC COM   COMMON   882508104         1,425        66,884    X                        24,984            0       41,900
TIME WARNER INC COM    COMMON   887317303         1,343        53,331    X                        22,231            0       31,100
TRANSOCEAN LTD ZUG NA  COMMON   H8817H100        16,602       223,480    X                        99,125            0      124,355
VAN KAMPEN MUN TR SH   MUTUAL   920919107           174        14,946    X                        14,946            0            0
VERIZON COMMUNICATION  COMMON   92343V104        14,984       487,597    X                       216,616            0      270,981
WAL MART STORES INC    COMMON   931142103         1,209        24,959    X                         9,759            0       15,200
WESTERN UN CO COM      COMMON   959802109         1,300        79,292    X                        35,992            0       43,300
YAHOO INC COM          COMMON   984332106         1,301        83,046    X                        32,946            0       50,100
     TOTAL                                      369,286